Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
NET SALES	$ 1,128,126	$ 1,276,424	$ 2,261,467	$ 2,432,732
Cost of goods sold	222,900	382,831	454,717	629,057
Freight-in	23,282	10,382	36,282	26,753
TOTAL COST OF GOODS SOLD	246,182	393,213	490,999	655,810
GROSS PROFIT	881,944	883,211	1,770,468	1,776,922
OPERATING EXPENSES
Commissions	113,521	293,140	421,608	455,052
Selling and marketing	134,592	139,275	267,979	279,584
General and administrative	1,601,251	1,478,990	3,285,511	2,251,002
Research and development	177	0	13,977	0
TOTAL OPERATING EXPENSES	1,849,541	1,911,405	3,989,075	2,985,638
LOSS FROM OPERATIONS	(967,597)	(1,028,194)	(2,218,607)	(1,208,716)
OTHER INCOME (EXPENSE):
Other income (expenses), net	147	(927)	(1,101)	(1,951)
Interest expense	(2,016,314)	(645,651)	(3,897,480)	(1,171,017)
Change in fair value of derivative liabilities	1,289,443	(22,538,626)	1,681,798	(22,341,116)
Gain (loss) on extinguishment of debt	345,454	(878,806)	814,132	(878,806)
TOTAL OTHER INCOME (EXPENSE), NET	678,569	(23,939,710)	(342,812)	(24,268,590)
LOSS BEFORE INCOME TAXES	(289,028)	(24,967,904)	(2,561,419)	(25,477,306)
PROVISION (BENEFIT) FOR INCOME TAXES	(1,888)	0	33,529	0
NET LOSS	(290,916)	(24,967,904)	(2,527,890)	(25,477,306)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(3,997)	(19,665)	(4,241)	(34,327)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (286,919)	$ (24,948,239)	$ (2,523,649)	$ (25,442,979)
Net loss per common share
Basic	$ (0.00)	$ (0.56)	$ (0.04)	$ (0.57)
Diluted	$ (0.00)	$ (0.56)	$ (0.04)	$ (0.57)
Shares used to compute loss per share
Basic	91,773,957	44,712,562	64,705,203	44,699,117
Diluted	91,773,957	44,712,562	64,705,203	44,699,117
Comprehensive loss
Net loss	$ (286,919)	$ (24,948,239)	$ (2,523,649)	$ (25,442,979)
Change in foreign currency translation adjustments	23,222	367,960	10,092	162,707
Comprehensive loss available to common stockholders	$ (263,697)	$ (24,580,279)	$ (2,513,557)	$ (25,280,272)